Consolidated VIE Included in Accompanying Consolidated Financial Statements (Detail) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary USD ($)		Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary CNY		Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary CNY		Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY
Current assets:
Cash and cash equivalents	$ 103,861	644,415	1,458,856	432,254	$ 235,125	410,389	$ 59,568		369,597		259,987
Restricted cash	26,053	161,649	193,020				9,936		61,649		3,020
Accounts receivable (net of allowance for doubtful accounts of RMB547 and RMB10,012 (US$1,614) as of December 31, 2013 and 2014, respectively)							109,173		677,375		605,205
Inventories	1,621	10,059	0				1,559		9,673
Short-term investments	146,866	911,242	1,101,826				145,054		900,000		900,000
Prepaid expenses and other current assets	49,869	309,441	154,875				41,658		258,474		110,865
Deferred tax assets	5,641	35,002	14,096				5,434		33,717		19,091
Amounts due from a related party	8,843	54,867	67,498				1,579		9,800		9,800
Total current assets	462,012	2,866,620	3,600,584				373,961		2,320,285		1,907,968
Non-current assets:
Property and equipment, net	489,429	3,036,707	1,402,177				313,505		1,945,176		813,939
Intangible assets, net	226,357	1,404,453	336,889	303,909			145,847		904,921		230,607
Land use right	10,778	66,878	0				10,665		66,175
Goodwill	283,011	1,755,970	410,500	296,688	66,161	217,436	184,794		1,146,570		410,500
Deferred tax assets	6,862	42,573	17,869				6,505		40,363		17,202
Amount due from a related party	15,875	98,500	0				4,593		28,500
Other non-current assets	19,576	121,461	37,760				10,628		65,942		11,645
Long-term investments	20,357	126,307	106,727				17,830		110,626		98,526
Total non-current assets	1,091,701	6,773,561	2,530,978				694,367		4,308,273		1,582,419
Total assets	1,553,713	9,640,181	6,131,562				1,068,328		6,628,558		3,490,387
Current liabilities:
Short-term bank borrowings	25,816	160,181	173,726				25,816		160,181		173,726
Accounts and notes payable	62,224	386,074	188,217				54,882		340,519		186,381
Accrued expenses and other payables	96,620	599,491	292,421				60,459		375,124		195,816
Advance from customers	15,743	97,679	546				15,743		97,679		546
Income tax payable	5,643	35,013	11,476				4,461		27,677		11,427
Deferred revenue	55,997	347,441	32,558				54,581		338,655		32,558
Amount due to inter-companies							79,219	[1]	491,522	[1]	394,418	[1]
Amount due to related parties	52,671	326,804	147,699				8,602	[2]	53,371	[2]	47,755	[2]
Current portion of capital lease obligation	11,594	71,939	14,600				8,862		54,984		14,600
Current portion of other long-term borrowings							145,054		900,000
Deferred government grants	991	6,150					991		6,150		0
Deferred tax liabilities	435	2,696	3,115				435		2,696		3,115
Total current liabilities	481,756	2,989,115	1,061,358				459,105		2,848,558		1,060,342
Non-current liabilities:
Amount due to inter-companies							183,388		1,137,850		240,337
Other long-term borrowings	0	0	900,000								900,000
Non-current portion of capital lease obligations	82,468	511,679	337,139				73,918		458,632		337,122
Unrecognized tax benefits	3,296	20,453	18,559				3,296		20,453		18,559
Deferred tax liabilities	50,018	310,340	78,593				36,718		227,821		74,417
Deferred government grants	4,420	27,422	18,046				4,420		27,422		18,046
Deferred revenue	11,934	74,044	0				11,934		74,044		0
Mandatorily redeemable noncontrolling interests	124,699	773,706	0	0	0	0	16,117		100,000		100,000
Total non-current liabilities	588,339	3,650,403	2,594,903				329,791		2,046,222		1,688,481
Total liabilities	1,070,095	6,639,518	3,656,261				788,896		4,894,780		2,748,823
Net revenues	463,599	2,876,447	1,966,717	1,524,158			434,359		2,695,021		2,051,248		1,527,626
Net profit	(52,942)	(328,477)	(47,003)	57,656			28,289		175,521		179,049		122,552
Net cash provided by operating activities	52,443	325,365	64,531	173,923			70,088		434,865		195,659		169,304
Net cash used in investing activities	(364,536)	(2,261,797)	(1,507,315)	(175,670)			(130,245)		(808,117)		(1,272,863)		(205,069)
Net cash provided by financing activities	180,787	1,121,732	2,477,557	23,952			77,369		480,045		1,168,139		110,076
Net increase in cash and cash equivalents	$ (131,264)	(814,441)	1,026,602	21,865			$ 17,212		106,793		90,935		74,311

[1]	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payables of RMB14,892 and RMB36,103 (US$5,819) to 21Vianet China and SZ Zhuoaiyi for accrued service fees as of December 31, 2013 and 2014, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and SZ Zhuoaiyi were RMB4,224, RMB9,924 and nil for the years ended December 31, 2012, 2013 and 2014, respectively.
[2]	Information with respect to related parties is discussed in Note 24.